General (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporation	Jul. 31, 2013
Date of commenced operations	Feb. 02, 2014
Cash and cash equivalents	$ 3,985	$ 4,652
Restricted cash	124	121
Short-term deposits	7,146	3,496
Marketable securities debt	7,000
Profit loss	6,900	7,500	$ 10,300
Retained earnings accumulated deficit	$ 210,778	$ 200,469